Opus Small Cap Value ETF
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 96.7%	Shares	Value
Basic Materials - 3.4%
Hawkins, Inc.	100,509	$16,411,109
United States Lime & Minerals, Inc.	44,982	4,479,308
		20,890,417

Communications - 1.3%
A10 Networks, Inc.	428,955	7,901,351

Consumer, Cyclical - 11.1%
Boyd Gaming Corporation	114,541	9,724,531
Copa Holdings SA - Class A	62,549	6,921,672
Gildan Activewear, Inc.	149,503	7,551,397
KB Home	183,035	10,114,514
Murphy USA, Inc.	21,424	7,765,772
PriceSmart, Inc.	76,622	8,236,865
Texas Roadhouse, Inc.	91,225	16,888,484
		67,203,235

Consumer, Non-cyclical - 10.0%
Chemed Corporation	25,590	10,550,757
Encompass Health Corporation	120,214	13,236,764
Ensign Group, Inc.	121,713	18,256,950
Hackett Group, Inc.	297,717	6,963,601
LeMaitre Vascular, Inc.	64,585	5,246,885
Service Corporation International	84,132	6,420,113
		60,675,070

Energy - 8.0%
Chord Energy Corporation	75,703	8,352,312
Helmerich & Payne, Inc.	111,459	1,806,750
Kimbell Royalty Partners LP	183,886	2,734,385
Northern Oil & Gas, Inc.	316,082	8,900,869
Range Resources Corporation	208,687	7,662,987
Sitio Royalties Corporation - Class A	303,866	5,521,245
Viper Energy, Inc.	358,460	13,499,604
		48,478,152

Financial - 36.2%(a)
Agree Realty Corporation	87,184	6,251,093
American Healthcare REIT, Inc.	310,793	12,009,041
American Homes 4 Rent - Class A	164,041	5,690,582
EastGroup Properties, Inc.	52,470	8,565,203
Enterprise Financial Services Corporation	221,643	12,232,477
Essential Properties Realty Trust, Inc.	317,679	9,686,033
FirstService Corporation	35,533	7,007,818
Four Corners Property Trust, Inc.	166,783	4,209,603
German American Bancorp, Inc.	256,809	9,866,602
Hanover Insurance Group, Inc.	84,160	14,444,381
Hingham Institution For Savings	23,593	5,777,454
Home BancShares, Inc.	361,979	10,193,328
Houlihan Lokey, Inc.	62,577	11,930,931
Kemper Corporation	108,827	6,702,655
Ladder Capital Corporation	628,964	6,868,287
Lakeland Financial Corporation	146,311	9,271,728
Pathward Financial, Inc.	135,982	10,283,639
Primerica, Inc.	48,890	12,986,651
Seacoast Banking Corporation of Florida	419,325	11,820,772
Stock Yards Bancorp, Inc.	178,799	13,367,013
Terreno Realty Corporation	102,687	5,698,101
Victory Capital Holdings, Inc. - Class A	109,157	7,522,009
West BanCorp, Inc.	385,216	6,930,036
Wintrust Financial Corporation	82,962	10,617,477
		219,932,914

Industrial - 19.3%
AptarGroup, Inc.	60,097	9,443,642
Arcosa, Inc.	124,714	10,710,438
Curtiss-Wright Corporation	33,635	16,488,550
Flowserve Corporation	167,504	9,386,924
Franklin Electric Company, Inc.	46,008	4,322,452
Graco, Inc.	97,559	8,193,005
Graphic Packaging Holding Company	274,229	6,131,760
Kadant, Inc.	39,153	13,028,944
nVent Electric PLC	97,878	7,675,593
Owens Corning	71,628	9,987,092
Primoris Services Corporation	132,348	12,463,211
UFP Industries, Inc.	97,780	9,582,440
		117,414,051

Technology - 2.9%
Amdocs, Ltd.	59,566	5,084,554
Climb Global Solutions, Inc.	45,867	5,412,306
Sapiens International Corporation NV	267,940	7,344,235
		17,841,095

Utilities - 4.5%
California Water Service Group	170,382	7,747,270
National Fuel Gas Company	126,009	10,936,321
New Jersey Resources Corporation	188,997	8,676,852
		27,360,443
TOTAL COMMON STOCKS (Cost $551,344,622)		587,696,728

SHORT-TERM INVESTMENTS - 3.3%		Value
Money Market Funds - 3.3%	Shares
First American Treasury Obligations Fund - Class X, 4.22%(b)	20,136,249	20,136,249
TOTAL SHORT-TERM INVESTMENTS (Cost $20,136,249)		20,136,249

TOTAL INVESTMENTS - 100.0% (Cost $571,480,871)		607,832,977
Other Assets in Excess of Liabilities - 0.0% (c)		187,756
TOTAL NET ASSETS - 100.0%		$608,020,733
two		–%
Percentages are stated as a percent of net assets.		–%

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Opus Small Cap Value ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$587,696,728	$–	$–	$587,696,728
Money Market Funds	20,136,249	–	–	20,136,249
Total Investments	$607,832,977	$–	$–	$607,832,977

Refer to the Schedule of Investments for further disaggregation of investment categories.